Taxes - Summary of the Changes in the Deferred Income Taxes (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Change In Deferred Income Tax [Abstract]
Assets held for sale		$ 77
Deferred income taxes	$ 52